Annual Total Returns [BarChart] - Western Asset SMASh Series TF Fund - Western Asset SMASh Series TF Fund	Jun. 30, 2021
Bar Chart Table:
Annual Return 2016	0.33%
Annual Return 2017	7.02%
Annual Return 2018	0.71%
Annual Return 2019	8.16%
Annual Return 2020	4.69%